2016 Omnibus Incentive Plan (Tables)	9 Months Ended
Sep. 30, 2018
2016 Omnibus Incentive Plan [Abstract]
Schedule of company's common stock were issued under the 2016 Plan
	As of September 30, 2018
	Exercise	Options to		Options to
	Price	Purchase Shares	Term (yrs)	Purchase Shares
	$8.00	2,679	3	193,851
	10.64	92,482	4	66,075
	12.11	1,786	8	86,252
	14.00	185,518
	17.50	57,462
	20.00	2,679
	25.20	1,786
	28.00	1,786
Total Shares		346,178		346,178